Related party transactions (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest income receivable	$ 2,474	$ 2,133
Associates [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable from associates	800	500
Interest income	1,000	900
Interest income receivable	1,900	900
Loans and notes receivable	$ 33,400	24,700
Falco [Member]
Disclosure of transactions between related parties [line items]
Notes receivable applied against first installment of a secured silver stream credit facility		20,000
Interest income receivable converted into common shares		$ 1,800